Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Schedule of Subsidiaries
These consolidated financial statements include the accounts of the Company and the following subsidiaries:

Company	Principal activity	Country of incorporation
AuRico Gold Chihuahua, S.A. de C.V., SOFOM E.N.R.	Administrative services	Mexico
AuRico Gold Holdings Inc.	Holding company	Canada
AuRico Gold (USA), Inc.	Administrative services	United States of America
Capital Gold Corporation	Holding company	United States of America
Leadville Mining & Milling Holding Corporation	Holding company	United States of America
Minera Santa Rita, S. de R.L. de C.V.	Gold and silver mining	Mexico
Nayarit Gold Inc.	Holding company	Canada
Oro de Altar, S.A. de C.V.	Holding company	Mexico
0975828 B.C. LTD.	Holding company	Canada
Orsa Ventures Corp.	Holding company	Canada
Minas de Oro Nacional, S.A. de C.V.	Gold and silver mining	Mexico
Operason S.A. de C.V.	Administrative services	Mexico
Sonora Gerencial S.A. de C.V.	Administrative services	Mexico
Esperanza Silver Peru SAC	Gold and silver mining	Peru
Dogu Biga Madencilik Sanayi Ticaret AS	Gold and silver mining	Turkey
Quartz Mountain Gold Ltd.	Gold and silver mining	United States of America
Carlisle Goldfields Ltd.	Holding company	Canada
Patricia Mining Corp.	Holding company	Canada
Alamos Gold Holdings Inc.	Holding company	Canada
Alamos Gold Holdings Coöperatief U.A.	Holding company	Netherlands
Alamos Gold Holdings B.V.	Holding company	Netherlands
Host's Gold Incorporated	Holding company	Canada
Trillium Mining Corp.	Holding company	Canada
2663200 Ontario Inc.	Holding company	Canada
Victoria Gold Mines (East Timmins) Limited	Holding company	Canada

Disclosure of detailed information about property, plant and equipment	Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Cost
At December 31, 2020	$1,530.0	$2,483.4	$157.7	$295.5	$4,466.6
Additions	105.3	113.7	116.5	23.8	359.3
Repurchase of Island Gold royalty (i)	—	15.7	—	—	15.7
Revisions to decommissioning liabilities	—	18.4	11.4	—	29.8
Disposals	(6.0)	—	—	—	(6.0)
At December 31, 2021	$1,629.3	$2,631.2	$285.6	$319.3	$4,865.4
Additions	40.2	143.8	123.7	22.1	329.8
Transfer of La Yaqui Grande assets[1]	121.0	19.0	(140.0)	—	—
Revisions to decommissioning liabilities (note 11)	—	6.7	—	—	6.7
Disposals	(1.7)	—	—	—	(1.7)
Sale of Esperanza Project (note 14)	(0.4)	—	—	(89.6)	(90.0)
At December 31, 2022	$1,788.4	$2,800.7	$269.3	$251.8	$5,110.2

Accumulated amortization and impairment charges
At December 31, 2020	$641.3	$715.2	—	$8.8	$1,365.3
Amortization	80.7	96.6	—	—	177.3
Disposals	(4.5)	—	—	—	(4.5)
Impairment charge on Turkish assets	0.3	—	142.4	76.1	218.8
At December 31, 2021	$717.8	$811.8	$142.4	$84.9	$1,756.9
Amortization	91.7	89.4	—	—	181.1
Disposals	(1.2)	—	—	—	(1.2)
Impairment charge (note 14)	—	—	—	38.2	38.2
Sale of Esperanza Project (note 14)	(0.4)	—	—	(38.2)	(38.6)
At December 31, 2022	$807.9	$901.2	$142.4	$84.9	$1,936.4

Net carrying value
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5
At December 31, 2022	$980.5	$1,899.5	$126.9	$166.9	$3,173.8
1.La Yaqui Grande commenced commercial production on June 20, 2022.

(i) Repurchase of Island Gold Royalties
In the fourth quarter of 2021, the Company acquired and canceled a net profit interest royalty payable on production from certain claims at the Island Gold mine for consideration of $15.7 million.
The net carrying values by segment (note 17) are as follows:

		Mineral property
	Plant and equipment	Depletable	Non-depletable	Exploration and evaluation	Total
Young-Davidson	$663.2	$841.5	—	—	$1,504.7
Island Gold	114.5	939.8	100.5	19.8	1,174.6
Mulatos	199.2	118.2	26.4	—	343.8
Corporate and other	3.6	—	—	147.1	150.7
At December 31, 2022	$980.5	$1,899.5	$126.9	$166.9	$3,173.8

Young-Davidson	$686.8	$833.8	—	—	$1,520.6
Island Gold	115.4	876.4	24.2	19.8	1,035.8
Mulatos	106.1	109.2	119.0	—	334.3
Corporate and other	3.2	—	—	214.6	217.8
At December 31, 2021	$911.5	$1,819.4	$143.2	$234.4	$3,108.5

Schedule of Investments By Classification

Asset / Liability
Cash and cash equivalents	Amortized cost
Equity securities	Fair value through OCI
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Debt and financing obligations	Amortized cost
Non-hedged derivatives	Fair value through profit or loss
Cash flow hedging derivatives	Fair value through OCI
Esperanza Milestone Payments	Fair value through profit or loss
Esperanza silver stream held for sale	Fair value through profit or loss